Employee benefits - Employee benefits - French part-time for seniors plans - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Other long-term benefits	€ 1,867	€ 2,434	€ 2,313
French part-time for seniors plans [member]
Disclosure of geographical areas [line items]
Other long-term benefits	€ 1,233	€ 1,784	€ 1,644